CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cost of goods sold, inventory write-downs	$ 3,982	$ 22,574
General and administrative expenses, reversal of provisions for doubtful recoveries of prepayments to suppliers, receivable and other assets	$ 31	$ 1,907